Consolidated Statements of Cash Flows ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)		Mar. 31, 2024 INR (₨)		Mar. 31, 2023 INR (₨)
Cash flows from operating activities:
Profit for the year	$ 1,547	₨ 132,180		₨ 111,121		₨ 113,665
Adjustments to reconcile profit for the year to net cash generated from operating activities:
Gain on sale of property, plant and equipment, net	(7)	(606)	[1]	(2,072)	[1]	(89)	[1]
Depreciation, amortization and impairment expense	346	29,579		34,071		33,402
Unrealized exchange (gain)/ loss, net	(7)	(623)		655		152
Share-based compensation expense	65	5,551		5,584		3,969
Share of net (profit)/loss of associate and joint venture accounted for using equity method	(3)	(254)		233		57
Income tax expense	501	42,777		36,089		33,992
Finance and other income, net of finance expenses	(274)	(23,432)		(11,344)		(8,108)
(Gain)/loss from sale of business and investment accounted for using the equity method	0	0		0		6
Change in fair value of contingent consideration	(2)	(169)		(1,300)		(1,671)
Lifetime expected credit loss/(write-back)	4	324		640		(604)
Other non-cash items	0	0		488		0
Changes in operating assets and liabilities; net of effects from acquisitions
(Increase)/Decrease in trade receivables	23	1,894		7,824		(381)
(Increase)/Decrease in unbilled receivables and contract assets	(16)	(1,331)		5,919		1,558
(Increase)/Decrease in Inventories	2	213		287		162
Increase)/Decrease in other financial assets and other assets	78	6,609		8,869		1,055
Increase/(Decrease) in trade payables, accrued expenses, other financial liabilities, other liabilities and provisions	6	548		(435)		(9,824)
Increase/(Decrease) in contract liabilities	27	2,341		(5,053)		(6,522)
Cash generated from operating activities before taxes	2,290	195,601		191,576		160,819
Income taxes paid, net	(307)	(26,175)		(15,360)		(30,218)
Net cash generated from operating activities	1,983	169,426		176,216		130,601
Cash flows from investing activities:
Payment for purchase of property, plant and equipment	(173)	(14,737)		(10,510)		(14,834)
Proceeds from disposal of property, plant and equipment	21	1,822		4,022		546
Payment for purchase of investments	(9,383)	(801,582)		(975,069)		(806,632)
Proceeds from sale of investments	8,270	706,520		978,598		740,885
Proceeds from restricted interim dividend account	0	0		0		27,410
Payment for business acquisitions including deposits and escrow, net of cash acquired	(11)	(964)		(5,291)		(45,566)
Payment for investment in joint venture	0	0		(484)		0
Proceeds from sale of business, net of cash	0	0		0		11
Proceeds from/(repayment of) security deposit for property, plant and equipment	(3)	(300)		300		0
Interest received	307	26,212		20,111		14,112
Dividend received	27	2,299		3		3
Net cash generated from/(used in) investing activities	(945)	(80,730)		11,680		(84,065)
Cash flows from financing activities:
Proceeds from issuance of equity shares and shares pending allotment		27		13		12
Repayment of loans and borrowings	(2,080)	(177,672)		(130,557)		(168,910)
Proceeds from loans and borrowings	2,290	195,595		120,500		161,034
Payment of lease liabilities	(123)	(10,474)		(10,060)		(9,711)
Payment for buyback of equity shares, including tax and transaction cost	0	0		(145,173)		0
Payment for contingent consideration	0	0		(1,294)		(1,784)
Interest and finance expenses paid	(102)	(8,689)		(10,456)		(8,708)
Payment of dividend	(734)	(62,750)		(5,218)		(32,814)
Payment of dividend to Non-controlling interests holders	0	0		(322)		0
Net cash generated from/(used in) financing activities	(749)	(63,963)		(182,567)		(60,881)
Net increase/ (decrease) in cash and cash equivalents during the year	290	24,733		5,329		(14,345)
Effect of exchange rate changes on cash and cash equivalents	3	290		(239)		2,373
Cash and cash equivalents at the beginning of the year	1,135	96,951		91,861		103,833
Cash and cash equivalents at the end of the year (Refer to Note 11)	$ 1,428	₨ 121,974		₨ 96,951		₨ 91,861

[1]	Gain)/loss on sale of property, plant and equipment, net for the years ended March 31, 2024 and 2025, includes gain on sale of immovable properties of ₹ (2,357) and gain on relinquishment of the lease hold rights of land, and transfer of building along with other assets of ₹ (885), respectively.